Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents are denominated or linked - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents are denominated or linked [Line Items]
Cash and cash equivalents	$ 2,094	$ 2,969
U.S. dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents are denominated or linked [Line Items]
Cash and cash equivalents	2,009	2,807
NIS (not linked to the Israeli CPI) [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents are denominated or linked [Line Items]
Cash and cash equivalents	$ 85	$ 162